EQ ADVISORS TRUSTSM

SUPPLEMENT DATED MAY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2012, as supplemented, of EQ Advisors Trust (the “Trust”) regarding the EQ/AllianceBernstein Short-Term Government Bond Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding changes to the Annual Operating Expenses of the EQ/AllianceBernstein Short-Term Government Bond Portfolio (“Portfolio”) of the Trust.

Information Regarding
EQ/AllianceBernstein Short-Term Government Bond Portfolio

Effective May 31, 2012, the tables in the “Fees and Expenses of the Portfolio” section of the Prospectus under the heading “Annual Portfolio Operating Expenses” and “Example” hereby are deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Short-Term Government Bond Portfolio
	Class I A Shares*,**	Class I A Shares*,**	Class I A Shares*,**
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
EQ/AllianceBernstein Short-Term Government Bond Portfolio	Class IA Shares*,**	Class IB Shares**	Class K Shares**
Management Fee	0.45%	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%
Other Expenses*	0.13%	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.83%	0.83%	0.58%

  * Expenses have been restated to reflect current fees

  ** Based on estimated amounts for the current fiscal year.

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	1 Year	3 Years
Class IA Shares	$85	$265
Class IB Shares	$85	$265
Class K Shares	$59	$186

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